- Schedule of Other Financial Items (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	$ (20,418)	$ 1,068
Foreign exchange loss on operations	(573)	(618)
Amortization of debt guarantee	633	361
Financing arrangement fees and other costs	(3,480)	(53)
Others	81	(164)
Other Financial Items	(3,339)	(474)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	(12,226)	7,713
Interest income on undesignated interest rate swaps	4,093	2,596
Equity Derivatives
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	(12,605)	(4,374)
Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	320	(367)
Earn-out Units
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	$ 0	$ (4,500)